Common Shares (Tables)	12 Months Ended
Dec. 31, 2021
Common Shares [Abstract]
Common Shares [text block table]
Number of shares	Issued and fully paid	Treasury shares	Outstanding
Common shares, January 1, 2020	2,066,773,131	(671,357)	2,066,101,774
Shares issued under share-based compensation plans	0	0	0
Capital increase	0	0	0
Shares purchased for treasury	0	(35,058,705)	(35,058,705)
Shares sold or distributed from treasury	0	34,383,896	34,383,896
Common shares, December 31, 2020	2,066,773,131	(1,346,166)	2,065,426,965
Shares issued under share-based compensation plans	0	0	0
Capital increase	0	0	0
Shares purchased for treasury	0	(35,979,884)	(35,979,884)
Shares sold or distributed from treasury	0	36,647,102	36,647,102
Common shares, December 31, 2021	2,066,773,131	(678,948)	2,066,094,183

Dividends [text block table]
	2021 (proposed)	2020	2019
Cash dividends declared (in € )	413,000,000	0	0
Cash dividends declared per common share (in €)	0.20	0.00	0.00